INCOME TAXES - Reconciliation of Unrecognized Tax Benefit (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefit at beginning of year	$ 80	$ 52	$ 29
Gross increases – tax positions in prior years	6	5	26
Gross decreases – tax positions in prior years	0	(1)	(2)
Gross increases – tax positions in current year	7	26	1
Lapse of statutes of limitations	(2)	(2)	(2)
Unrecognized Tax Benefit at End of Year	$ 91	$ 80	$ 52